19) Financial assets and liabilities at fair value through profit or loss (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Details Text [Abstract]
Financial instruments pledged as collateral classified as "Financial assets at fair value through profit or loss"	R$ 6,060,344	R$ 8,040,216
Unrealized net gains/ (losses) included in securities and trading securities	5,284,677	1,386,484
Net variation in unrealized gains/ (losses) from securities and trading securities	R$ 3,898,193	R$ 2,453,078